Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY 10019

May 28, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares and the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated May 24, 2015, filed electronically as Post-Effective Amendment No. 131 to the Trust’s Registration Statement on Form N-1A on May 22, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC